Geographical Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 1,488.0	$ 2,877.1
Non-current assets	6,367.2	9,460.3
Canada
Disclosure of geographical areas [line items]
Non-current assets	5,520.6	8,121.9
U.S.
Disclosure of geographical areas [line items]
Non-current assets	846.6	1,338.4
Oil and gas sales
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,692.2	3,336.0
Oil and gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,446.5	2,606.0
Oil and gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	245.7	730.0
Crude oil sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,307.5	2,425.3
Crude oil sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	218.6	667.9
NGL sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	74.2	116.8
NGL sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	17.3	34.2
Natural gas sales | Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	64.8	63.9
Natural gas sales | U.S.
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 9.8	$ 27.9